Schedule I - Condensed Financial Information of Dryships Inc. - Narratives (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			4 Months Ended	11 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2010	Nov. 30, 2014	Nov. 30, 2009	Nov. 14, 2014	Nov. 18, 2014
Long-term Debt, Gross	$ 5,636,323	$ 5,728,049
Repayment of convertible debt	700,000	0	0
Current portion of long-term debt	1,165,021	1,660,168
Issuance of Convertible Unsecured Senior Notes in April 2010
Debt Instrument, Face Amount				240,000
Proceeds from Issuance of Unsecured Debt				237,202
Issuance of Convertible Unsecured Senior Notes in November 2009
Debt Instrument, Face Amount						460,000
Proceeds from Issuance of Unsecured Debt						447,810
Repurchase and cancelation of convertible debt					191,090
Repayment of convertible debt					508,910
Issuance of Convertible Unsecured Senior Notes in April 2010 - Initial Issuance
Debt Instrument, Face Amount				220,000
Issuance of Convertible Unsecured Senior Notes in November 2009 - Initial Issuance
Debt Instrument, Face Amount						400,000
Issuance of Convertible Unsecured Senior Notes in April 2010 - Exercise of over allotment option
Debt Instrument, Face Amount				20,000
Issuance of Convertible Unsecured Senior Notes in November 2009 - Exercise of over allotment option
Debt Instrument, Face Amount						60,000
Secured Credit Facility
Debt Instrument, Face Amount	753,637
Long-term Debt, Gross	174,406	174,406
Secured Bridge Loan Facility
Line of credit facility amount outstanding							200,000
Dryships Inc.
Long-term Debt, Gross	494,406
Repayment of convertible debt	700,000	97,164	72,804
Current portion of long-term debt	487,445	820,820
Dryships Inc. | Due to breach of covenant
Current portion of long-term debt	374,406
Ocean Rig | Unsecured Debt
Unsecured Debt								$ 120,000